Cash and cash equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 41,800		$ 29,367
Short-term deposits	3,257		6,116
Total Cash and cash equivalents	45,057	$ 28,627	35,483	$ 61,040	$ 86,861	$ 71,579
Restricted cash in cash and cash equivalents	$ 0		$ 0